AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 4, 2001

                                                          FILE NOS. 033-48137
                                                                    811-06691

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 14

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 16

                  CG Variable Annuity Separate Account
                           (Exact Name of Registrant)

                       Connecticut General Life Insurance Company
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                            MARK A. PARSONS, ESQUIRE
                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                               280 TRUMBELL STREET
                               HARTFORD, CT 06103
                                  860/534-7673
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

MARK A. PARSONS, ESQUIRE                    JOANNE DERRIG, ESQUIRE
CONNECTICUT GENERAL LIFE INSURANCE          ALFS, INC.
COMPANY                                     3100 SANDERS ROAD
280 Trumbell Street                         NORTHBROOK, IL 60062
HARTFORD, CT 06103


Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date)pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the CG Variable Annuity Separate Account under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this Post-effective Amendment ("Amendment") for the purpose of adding 2 new variable sub-accounts that will be available under the deferred variable annuity contracts described in the registration statement. The
Amendment is not intended to amend or delete, any part of this registration statement except as specifically noted herein.

                   Connecticut General Life Insurance Company
                      CG Variable Annuity Separate Account
                      Supplement, Dated October 4, 2001 to
                 AIM/CIGNA Heritage Variable Annuity Prospectus
                                Dated May 1, 2001

This supplement amends the above-referenced prospectus for the AIM/CIGNA Heritage Variable Annuity Contracts (the "Contracts"), offered by Connecticut General Life Insurance Company, to add two new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.


Cover page:  Replace the eighth paragraph with the following:


         The Variable Account is divided into variable sub-accounts. Each variable sub-account invests exclusively in one portfolio of the AIM Variable Insurance Funds. You may choose to invest in any of the following 18 Portfolios:

oAIM V.I. Aggressive Growth Fund                     oAIM V.I. Growth Fund
oAIM V.I. Balanced Fund                              oAIM V.I. Growth and Income Fund*
oAIM V.I. Basic Value Fund                           oAIM V.I. High Yield Fund
oAIM V.I. Blue Chip Fund                             oAIM V.I. International Equity Fund
oAIM V.I. Capital Appreciation Fund                  oAIM V.I. Mid Cap Equity Fund
oAIM V.I. Capital Development Fund                   oAIM V.I. Global Utilities Fund
oAIM V.I. Dent Demographic Trends Fund               oAIM V.I. Money Market Fund
oAIM V.I. Diversified Income Fund                    oAIM V.I. New Technology Fund**
oAIM V.I. Government Securities Fund                 oAIM V.I. Value Fund


Change all references throughout the prospectus to the availability of "16" Portfolios to "18" Portfolios.

Page 7: Replace the first paragraph under the section entitled "The Variable Account" with the following:

         The Variable Account is divided into sub-accounts. Each variable sub-account uses its assets to purchase, at net asset value, shares of a specific Portfolio of the AIM Variable Insurance Funds. You may invest in any of the following 18 Portfolios of the Fund throughout this Contract:


AIM V.I. Aggressive Growth Fund                      AIM V.I. Growth Fund
AIM V.I. Balanced Fund                               AIM V.I. Growth and Income Fund*
AIM V.I. Basic Value Fund                            AIM V.I. High Yield Fund
AIM V.I. Blue Chip Fund                              AIM V.I. International Equity Fund
AIM V.I. Capital Appreciation Fund                   AIM V.I. Mid Cap Equity Fund
AIM V.I. Capital Development Fund                    AIM V.I. Global Utilities Fund
AIM V.I. Dent Demographic Trends Fund                AIM V.I. Money Market Fund
AIM V.I. Diversified Income Fund                     AIM V.I. New Technology Fund**
AIM V.I. Government Securities Fund         AIM V.I. Value Fund


Page 11: Insert the following to the chart describing Fund Annual Expenses:

 Fund                                  Management        Other            Total Annual
                                       Fees              Expenses         Fund Expenses
---------------                    ----------------    -----------     ------------------
AIM V.I. Basic Value
Fund (Series I Shares)                  0.73%            0.57%              1.30%(5,6)
AIM V.I. Mid Cap Equity
Fund  (Series I Shares)                 0.73%            0.57%              1.30%(5,6)

(5)  Based on estimated assets.

(6) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets



Page 12:  Insert the following to Example 1:


Variable Sub-Account             1 Year     3 Years    5 Years    10 Years
--------------------------      -------    ---------  --------    -----------
AIM Basic Value                   $83        $133       $186         $316
AIM Mid Cap Equity                $83        $133       $186         $316


Page 12:  Insert the following to Example 2:


Variable Sub-Account             1 Year     3 Years      5 Years     10 Years
--------------------------       -------   --------     ---------   ----------
AIM Basic Value                    $29        $88         $150         $316
AIM Mid Cap Equity                 $29        $88         $150         $316



Page 15: Insert the following to the table describing the Investment Objective of each Portfolio:

-------------------------------------         --------------------------

Portfolio:                                      Each Portfolio Seeks:

AIM V.I. Basic Value Fund                       Long-term growth of capital

AIM V.I. Mid Cap Equity Fund                    Long-term growth of capital




Page 38: Add the following to the end of the first paragraph under Condensed Financial Information:

     There are no Accumulation Unit Values to report for the Basic Value and Mid Cap Equity Variable Sub-Acconts, which first became available for investment under the Contract as of the date of this supplement.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Bloomfield, State of Connecticut, on the 4th day of October, 2001.


                          CG Variable Annuity Separate Account

                                  (REGISTRANT)

                 BY: CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                                   (DEPOSITOR)

                             By: /s/ Jeffrey S. Winer ESQ.
                            -------------------------
                                 Jeffrey S. Winer
                                 Vice President


As required by the Securities Act of 1933, this Post-Effective Amendment #14 to this Registration Statement has been duly signed below by the following Directors and Officers of Connecticut General Life Insurance Company on the 4th day of October, 2001.



*/THOMAS C. JONES                            President and Director
Thomas C. Jones                              (Principal Executive Officer)


*/MICHAEL J. STEPHAN                        Vice President
Michael J. Stephan                          (Principal Accounting Officer)

*/JAMES YABLECKI                            Assistant Vice President and
James Yablecki                              Actuary (Principal Finacial Officer)

*/WILLIAM M. PASTORE                        Director, Senior Vice President and
William  M. Pastore                         Chairman of the Board

*/MARK L. PREMINGER                         Director, Senior Vice President and
Mark L. Preminger                           Chief Financial Officer

*/JOHN CANNON, III                          Director, Senior Vice President and
John Cannon, III                            Chief Counsel

*/RICHARD H. FORDE                          Director and Senior Vice President
Richard H. Forde

*/BARBARA B. HALL                           Director and Senior Vice President
Barbara B. Hall

*/CAROL M. OLSEN                            Director and Senior Vice President
Carol M. Olsen

*/PATRICIA L. ROWLAND                       Director and Senior Vice President
Patricia L. Rowland

*/W. ALLEN SCHAFFER, M.D.                   Director and Senior Vice President
W. Allen Schaffer, M.D.

*/HAROLD W. ALBERT                          Director
Harold W. Albert

/S/JEFFREY S. WINER                         Vice President
Jeffrey S. Winer


*By Jeffrey S. Winer pursuant to Powers of Attorney previously filed.